Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 736,107			$ 972,607
Current liabilities	(783,171)			(1,221,956)
Noncurrent assets	3,870,033			4,392,103
Non-current liabilities	(3,986,090)			(3,795,400)
Accumulated non-controlling interest at the end of the year	226,911	$ 229,596		237,506	$ 227,200
Revenue	417,744	602,528	[1]
Income/(loss) for the period	(1,557,250)	7,775	[1],[2]
Other comprehensive income/(loss)	1,043,520	44,192	[1]
Total comprehensive (loss)/income for the period	(513,730)	51,967	[1],[2]
Loss allocated to non-controlling interest during the period	(10,595)	2,396	[1]
Cash flows generated from operating activities	75,845	235,127
Cash flows used in investing activities	110,464	(188,249)
Cash flows generated from financing activities	(83,308)	(3,439)
Net increase in cash and cash equivalents	103,001	$ 43,439
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	206,234			216,770
Loss allocated to non-controlling interest during the period	(3,541)			(2,086)
I-Systems Solues de Infraestrutura S.A. | I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	41,201			83,274
Current liabilities	(52,102)			(53,797)
Current net assets	(10,901)			29,477
Noncurrent assets	540,133			527,592
Non-current liabilities	(108,346)			(114,681)
Non-current net assets	431,787			412,911
Net assets	420,886			442,388
Revenue	20,249			16,442
Income/(loss) for the period	(7,227)			(4,257)
Other comprehensive income/(loss)	(14,276)			10,329
Total comprehensive (loss)/income for the period	(21,503)			6,072
Cash flows generated from operating activities	11,802			(1,325)
Cash flows used in investing activities	(18,724)			(23,266)
Cash flows generated from financing activities	(150)			37,394
Net increase in cash and cash equivalents	$ (7,072)			$ 12,803

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.